Consolidated statement of cash flows (Parenthetical) - CAD ($) $ in Millions	Apr. 30, 2019	Jan. 31, 2019	Apr. 30, 2018
Statement of cash flows [abstract]
Restricted cash	$ 439	$ 497	$ 393